RELATED-PARTY TRANSACTIONS DISCLOSURE: Reconciliation of the interest expense accrued (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Interest on notes payable	$ 177,956	$ 189,926	$ 162,724
Note payable debt
Interest on notes payable	17,241	189,926	162,724
Amount of debt being restructured
Interest on notes payable	51,651	0	0
Amount of debt remaining
Interest on notes payable	$ 109,064	$ 0	$ 0